Annual Total Returns (Bar Chart) (Invesco Convertible Securities Fund, Institutional Class, Invesco Convertible Securities Fund)	12 Months Ended
May 02, 2011
Invesco Convertible Securities Fund | Institutional Class, Invesco Convertible Securities Fund
Annual Total Returns
'01	(2.36%)
'02	(6.00%)
'03	23.80%
'04	7.96%
'05	1.19%
'06	11.06%
'07	7.44%
'08	(29.10%)
'09	43.78%
'10	17.97%